Submission	Aug. 22, 2024
Submission [Line Items]
Central Index Key	0001571283
Registrant Name	Rexford Industrial Realty, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES